Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(In thousands)	2013	2012	2011
Current income tax expense:
Puerto Rico	$27,118	$108,090	$107,343
Federal and States	10,309	998	1,722
Subtotal	37,427	109,088	109,065
Deferred income tax (benefit) expense:
Puerto Rico	(90,796)	(138,632)	(99,636)
Federal and States	(491)	3,141	2,211
Adjustment for enacted changes in income tax laws	(197,467)	-	103,287
Subtotal	(288,754)	(135,491)	5,862
Total income tax (benefit) expense	$(251,327)	$(26,403)	$114,927

Schedule Of Deferred Tax Assets And Liabilities Table Text Block
(In thousands)	December 31, 2013	December 31, 2012
Deferred tax assets:
Tax credits available for carryforward	$8,195	$2,666
Net operating loss and other carryforward available	1,269,523	1,201,174
Postretirement and pension benefits	51,742	97,276
Deferred loan origination fees	7,718	6,579
Allowance for loan losses	760,956	592,664
Deferred gains	9,313	10,528
Accelerated depreciation	7,577	6,699
Intercompany deferred gains	3,235	3,891
Other temporary differences	34,443	31,864
Total gross deferred tax assets	2,152,702	1,953,341
Deferred tax liabilities:
Differences between the assigned values and the tax basis of assets and liabilities
recognized in purchase business combinations	37,938	37,281
Difference in outside basis between financial and tax reporting on sale of a business	349	6,400
FDIC-assisted transaction	79,381	53,351
Unrealized net gain on trading and available-for-sale securities	3,822	51,002
Deferred loan origination costs	554	3,459
Other temporary differences	13,038	10,142
Total gross deferred tax liabilities	135,082	161,635
Valuation allowance	1,257,977	1,260,542
Net deferred tax asset	$759,643	$531,164

Summary of Operating Loss Carryforwards [Table Text Block]
(In thousands)
2016	$7,263
2017	8,542
2018	14,722
2019	1
2020	757
2021	375
2022	970
2023	1,248
2027	65,165
2028	510,675
2029	195,014
2030	193,707
2031	136,657
2032	25,043
2033	1,057
$1,161,196

Summary Of Income Tax Contingencies Text Block
(In millions)
Balance at January 1, 2012	$19.5
Additions for tax positions related to 2012	1.1
Reduction for tax positions of current year	(0.2)
Reduction as a result of lapse of statute of limitations	(6.3)
Reduction for tax positions of prior years	(0.7)
Balance at December 31, 2012	$13.4
Additions for tax positions related to 2013	1.2
Additions for tax positions taken in prior years	0.9
Reduction as a result of lapse of statute of limitations	(5.7)
Balance at December 31, 2013	$9.8

PUERTO RICO
Schedule Of Effective Income Tax Rate Reconciliation Table Text Block
	2013		2012		2011
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$135,720	39%	$65,662	30%	$79,876	30%
Benefit of net tax exempt interest income	(36,993)	(11)	(25,540)	(12)	(31,379)	(12)
Effect of income subject to preferential
tax rate [1]	(137,793)	(40)	(78,132)	(36)	(1,852)	(1)
Deferred tax asset valuation allowance	(32,990)	(9)	166	-	7,192	3
Non-deductible expenses	32,115	9	23,093	11	21,756	8
Difference in tax rates due to multiple
jurisdictions	(12,029)	(3)	(6,034)	(3)	(8,555)	(3)
Initial adjustment in deferred tax due to
change in tax rate	(197,467)	(57)	-	-	103,287	39
Recognition of tax benefits from previous
years [2]	-	-	-	-	(53,615)	(20)
Unrecognized tax benefits	(7,727)	(2)	(8,985)	(4)	(5,160)	(2)
Others	5,837	2	3,367	2	3,377	1
Income tax (benefit) expense	$(251,327)	(72)%	$(26,403)	(12)%	$114,927	43%

	2013		2012		2011
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$135,720	39%	$65,662	30%	$79,876	30%
Benefit of net tax exempt interest income	(36,993)	(11)	(25,540)	(12)	(31,379)	(12)
Effect of income subject to preferential
tax rate [1]	(137,793)	(40)	(78,132)	(36)	(1,852)	(1)
Deferred tax asset valuation allowance	(32,990)	(9)	166	-	7,192	3
Non-deductible expenses	32,115	9	23,093	11	21,756	8
Difference in tax rates due to multiple
jurisdictions	(12,029)	(3)	(6,034)	(3)	(8,555)	(3)
Initial adjustment in deferred tax due to
change in tax rate	(197,467)	(57)	-	-	103,287	39
Recognition of tax benefits from previous
years [2]	-	-	-	-	(53,615)	(20)
Unrecognized tax benefits	(7,727)	(2)	(8,985)	(4)	(5,160)	(2)
Others	5,837	2	3,367	2	3,377	1
Income tax (benefit) expense	$(251,327)	(72)%	$(26,403)	(12)%	$114,927	43%